Loan Receivable - Carrying Value of Term Loan Facility (Parenthetical) (Detail)	Dec. 31, 2013	Dec. 31, 2012	Oct. 19, 2012
Loans Receivable Net [Abstract]
Percentage of interest on Term loan facility	15.00%	15.00%	15.00%